Income Taxes - Additional information (Detail) - Predecessor Company - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Statutory federal income tax (as a percent)	12.50%	12.50%
Deferred tax assets, increase in valuation allowance	$ 4,500,000	$ 800,000
Recognized interest and penalties expense (benefit) related to unrecognized tax benefits	0	$ 0
UNITED STATES | State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 30,900,000
Operating loss carryforwards, expiration date	Dec. 31, 2038
UNITED STATES | State and Local Jurisdiction | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Research and development credit carryforwards	$ 2,400,000
UNITED STATES | Federal | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Research and development credit carryforwards	$ 1,500,000
Research and development credit carryforwards, expiration date	Dec. 31, 2038
IRELAND
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 4,000,000